Consolidated and Carve-Out Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net earnings	$ 38,198	$ 26,192	$ 18,452
Items not affecting cash:
Depreciation and amortization	28,984	26,474	39,316
Deferred income tax	(3,535)	(2,479)	(7,838)
Other	1,300	2,056	2,256
Incremental tax benefit on stock options exercised	(10,017)
Changes in non-cash working capital:
Accounts receivable	2,892	3,231	(12,134)
Inventories	(6,108)	72	(1,124)
Prepaid expenses and other current assets	(1,045)	(3,327)	(5,243)
Accounts payable	(1,166)	(252)	3,969
Accrued liabilities	21,130	(1,743)	2,425
Income tax payable	11,402	(6,169)	(5,373)
Unearned revenues	2,395	741	(809)
Other liabilities	3,239	660	528
Contingent acquisition consideration paid	(579)	(279)
Net cash provided by operating activities	87,090	45,177	34,425
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(12,340)	(16,686)	(6,423)
Purchases of fixed assets	(19,694)	(22,439)	(16,744)
Changes in restricted cash	(112)	(776)	(1,464)
Other investing activities	(132)		72
Net cash used in investing activities	(32,278)	(39,901)	(24,559)
Financing activities
Net increase (repayment) of long-term debt prior to spin-off	(220,953)	13,492	9,055
Debt allocated under spin-off	208,690
Repayment of long-term debt after spin-off	(25,899)
Net contributions (distributions) from/to Old FSV	1,995	(21,272)	(8,495)
Financing fees paid	(1,092)
Purchases of non-controlling interests	(18,939)	(11,206)	(4,978)
Sale of interests in subsidiaries to non-controlling interests	1,122	142	365
Contingent acquisition consideration paid	(6,593)	(1,774)	(350)
Proceeds received on exercise of stock options	6,780
Incremental tax benefit on stock options exercised	10,017
Dividends paid to common shareholders	(7,196)
Distributions paid to non-controlling interests	(3,602)	(4,008)	(3,037)
Repurchases of Subordinate Voting Shares	(19,467)
Net cash used in financing activities	(75,137)	(24,626)	(7,440)
Effect of exchange rate changes on cash	(905)	(226)	(530)
(Decrease) increase in cash and cash equivalents	(21,230)	(19,576)	1,896
Cash and cash equivalents, beginning of year	66,790	86,366	84,470
Cash and cash equivalents, end of year	$ 45,560	$ 66,790	$ 86,366